Investment properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Fair value at the beginning of the year	$ 632,284,000,000
Fair value at the end of the year	570,010,000,000	$ 632,284,000,000
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	182,674,000,000	316,608,000,000
Additions	2,711,000,000	4,424,000,000
Capitalized leasing costs	51,000,000	41,000,000
Amortization of capitalized leasing costs	(17,000,000)	(19,000,000)
Transfers	882	(136,475,000,000)
Disposals	0	0
Currency translation adjustment	0	0
Net gain / (loss) from fair value adjustment	(9,396,000,000)	(1,905,000,000)
Fair value at the end of the year	176,905,000,000	182,674,000,000
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	449,610,000,000	330,860,000,000
Additions	3,317,000,000	15,875,000,000
Capitalized leasing costs	14,000,000	50,000,000
Amortization of capitalized leasing costs	(18,000,000)	(78,000,000)
Transfers	2,671	134,414
Disposals	22,722,000,000	62,768,000,000
Currency translation adjustment	(18,000,000)	(75,000,000)
Net gain / (loss) from fair value adjustment	(39,749,000,000)	31,332,000,000
Fair value at the end of the year	$ 393,105,000,000	$ 449,610,000,000